MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
MARKETABLE SECURITIES

14.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.
The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

(in thousands of $)	2020	2019
Balance at the beginning of the year	3,642	836
Repurchase of marketable securities pledged to creditors	7,323	8,392
Unrealized gain (loss)	(2,491)	1,737
Marketable securities pledged to creditors	(5,835)	(7,323)
Total	2,639	3,642

The brought forward balance includes marketable securities pledged to creditors which are subsequently reclassified.

Avance Gas
As of December 31, 2020, 2019 and 2018, the Company held 442,384 shares in Avance Gas.

In the year ended December 31, 2018, the Company recognized an unrealized loss of $0.6 million in relation to the 0.4 million shares held in Avance Gas in the Statement of Operations.

In the year ended December 31, 2019, the Company recognized an unrealized gain of $1.9 million in relation to the 0.4 million shares held in Avance Gas in the Statement of Operations.

In the year ended December 31, 2020, the Company recognized an unrealized loss of $0.4 million in relation to the 0.4 million shares held in Avance Gas in the Statement of Operations.

SFL
As of December 31, 2020 and 2019, the Company held 73,165 (2018: 73,383) shares in SFL.

In the year ended December 31, 2018, the Company recognized an unrealized loss of $0.4 million in relation to the 0.1 million shares held in SFL in the Statement of Operations.

In the year ended December 31, 2019, the Company recognized an unrealized gain of $0.3 million in relation to the 0.1 million shares held in SFL in the Statement of Operations.

In the year ended December 31, 2020, the Company recognized an unrealized loss of $0.6 million in relation to the 0.1 million shares held in SFL in the Statement of Operations.

Golden Ocean
As of December 31, 2020, 2019 and 2018, the Company held 1,270,657 shares in Golden Ocean.

In December 2018, the Company sold the shares for total proceeds of $7.7 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in March 2019 for $7.7 million. The transaction was accounted for as a secured borrowing, with the shares retained in marketable securities pledged to creditors and a liability recorded within short-term debt for $7.6 million as of December 31, 2018.

In December 2019, the Company sold the shares for total proceeds of $7.2 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in March 2020 for $7.2 million. The transaction was accounted for as a secured borrowing, with the shares retained in marketable securities pledged to creditors and a liability recorded within short-term debt for $7.3 million as of December 31, 2019.

In March 2020, the Company repurchased these shares and subsequently sold them for proceeds of $3.7 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in June 2020 for $3.7 million and as such made a net cash settlement of $3.5 million after adjustment for foreign exchange differences. This was treated as a repayment of debt.

In June 2020, the Company repurchased these shares and subsequently sold them for proceeds of $5.3 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in September 2019 for $5.3 million and as such received a net cash settlement of $1.6 million after adjustment for foreign exchange differences. This was treated as a drawdown of debt.

In September 2020, the Company repurchased these shares and subsequently sold them for proceeds of $4.4 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in December 2020 for $4.4 million and as such received a net cash settlement of $0.9 million after adjustment for foreign exchange differences, this was treated as a repayment of debt.

In December 2020, the Company repurchased these shares and subsequently sold them for proceeds of $6.2 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in March 2020 for $6.2 million and as such received a net cash settlement of $1.8 million after adjustment for foreign exchange differences. This was treated as a drawdown of debt. The transaction was accounted for as a secured borrowing, with the shares retained in marketable securities and a liability recorded within short-term debt for $6.3 million as of December 31, 2020. These transactions have been reported on a net basis in the Statement of Cash Flows.

As of December 31, 2020, the Company held 1,270,657 shares of Golden Ocean, of which 1,260,358 were held as marketable securities pledged to creditors.

In the year ended December 31, 2018, the Company recognized an unrealized loss of $2.5 million in relation to the 1.3 million shares held in Golden Ocean in the Statement of Operations.

In the year ended December 31, 2019, the Company recognized an unrealized loss of $0.4 million in relation to the 1.3 million shares held in Golden Ocean in the Statement of Operations.

In the year ended December 31, 2020, the Company recognized an unrealized loss of $1.5 million in relation to the 1.3 million shares held in Golden Ocean in the Statement of Operations.

DHT

In the year ended December 31, 2018, the Company sold 4.7 million shares of DHT for proceeds of $17.8 million, recognizing a gain on disposal of $1.0 million in the Statement of Operations.